Investment Securities (Schedule Of Current Investment Securities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment Securities [Abstract]
Equity securities - current, at cost	$ 0.3	$ 0.4
Unrealized gains on equity securities	0.1	1.7
Unrealized losses on equity securities	(0.1)	(0.1)
Total investment securities - current	$ 0.3	$ 2.0